T. ROWE PRICE Global Value Equity Fund
July 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.0%
Common Stocks 1.0%
CIMIC Group  9,168 139
Downer EDI  29,007 113
Total Australia (Cost
$254
)
252
AUSTRIA 0.8%
Common Stocks 0.8%
BAWAG Group  3,547 202
Total Austria (Cost
$160
)
202
BRAZIL 0.4%
Preferred Stocks 0.4%
Marcopolo  196,203 114
Total Brazil (Cost
$103
)
114
CANADA 2.1%
Common Stocks 2.1%
Air Canada (1) 7,678 154
Franco-Nevada  2,428 388
Total Canada (Cost
$401
)
542
CHINA 3.3%
Common Stocks 2.8%
Baidu, ADR (USD) (1) 755 124
Beijing Capital International Airport, H Shares (HKD) (1) 194,000 111
Hope Education Group (HKD)  440,000 83
JOYY, ADR (USD)  2,039 109
Trip.com Group, ADR (USD) (1) 4,587 119
Yangzijiang Shipbuilding Holdings (SGD)  165,800 168
714

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 0.5%
Hisense Home Appliances Group, A Shares (CNH)  65,600 121
121
Total China (Cost
$1,025
)
835
DENMARK 0.8%
Common Stocks 0.8%
ISS (1) 8,792 207
Total Denmark (Cost
$203
)
207
FRANCE 1.1%
Common Stocks 1.1%
Airbus (1) 2,072 284
Total France (Cost
$191
)
284
GERMANY 2.3%
Common Stocks 1.5%
Covestro  2,014 130
Fresenius  4,679 246
376
Preferred Stocks 0.8%
Volkswagen  892 217
217
Total Germany (Cost
$434
)
593
INDIA 1.5%
Common Stocks 1.5%
ICICI Bank, ADR (USD) (2) 11,735 218
Larsen & Toubro  7,819 169
Total India (Cost
$251
)
387

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.6%
Common Stocks 0.6%
Teva Pharmaceutical Industries, ADR (USD) (1) 15,076 145
Total Israel (Cost
$165
)
145
ITALY 0.8%
Common Stocks 0.8%
Stellantis  10,568 203
Total Italy (Cost
$166
)
203
JAPAN 8.7%
Common Stocks 8.7%
Astellas Pharma  15,000 239
Central Japan Railway  1,200 175
Descente (1) 5,200 142
Fujitsu  1,300 221
ITOCHU  6,600 195
Keisei Electric Railway  5,000 149
Matsumotokiyoshi Holdings  4,000 178
Nippon Steel  11,500 199
Nippon Telegraph & Telephone  11,100 284
Round One (2) 15,400 150
Shindengen Electric Manufacturing (1) 3,200 130
SUMCO  7,400 171
Total Japan (Cost
$1,844
)
2,233
MEXICO 0.7%
Common Stocks 0.7%
Fresnillo (GBP)  14,822 169
Total Mexico (Cost
$172
)
169
NETHERLANDS 2.2%
Common Stocks 2.2%
AerCap Holdings (USD) (1) 3,511 186

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ASML Holding  505 386
Total Netherlands (Cost
$325
)
572
NORWAY 1.2%
Common Stocks 1.2%
Aker BP  5,948 160
Grieg Seafood (1)(2) 16,328 158
Total Norway (Cost
$280
)
318
SOUTH KOREA 1.0%
Common Stocks 1.0%
Samsung Electronics  3,691 252
Total South Korea (Cost
$189
)
252
SWEDEN 1.5%
Common Stocks 1.5%
Lundin Energy  5,807 181
Swedbank, A Shares  10,736 209
Total Sweden (Cost
$303
)
390
SWITZERLAND 4.4%
Common Stocks 4.4%
Novartis  4,419 409
Roche Holding  1,098 424
Zurich Insurance Group  719 290
Total Switzerland (Cost
$961
)
1,123
UNITED KINGDOM 5.5%
Common Stocks 5.5%
ASOS (1) 1,932 102
AstraZeneca  4,267 490
boohoo Group (1) 29,132 106
Derwent London  3,790 191
Informa (1) 25,010 172
Melrose Industries  57,260 127

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Prudential  11,535 217
Total United Kingdom (Cost
$1,273
)
1,405
UNITED STATES 58.0%
Common Stocks 58.0%
AbbVie  3,624 422
Albemarle  1,021 210
Alphabet, Class A (1) 153 412
American International Group  8,238 390
Anthem  990 380
Bank of America  13,788 529
Broadcom  789 383
Cardinal Health  4,234 251
Centene (1) 3,175 218
CF Industries Holdings  4,263 201
Chubb  1,783 301
Citrix Systems  1,785 180
Coca-Cola  5,761 329
Equitable Holdings  6,695 207
Facebook, Class A (1) 1,862 664
Fiserv (1) 3,299 380
General Electric  36,623 474
GrafTech International  11,269 128
Hartford Financial Services Group  4,259 271
Huntington Bancshares  10,732 151
International Flavors & Fragrances  1,397 211
JPMorgan Chase  3,758 570
Korn Ferry  2,249 155
Lam Research  639 407
Microsoft  3,720 1,060
Morgan Stanley  6,151 590
NextEra Energy  4,022 313
Packaging Corp. of America  2,123 300
PRA Group (1) 4,242 165
QUALCOMM  2,450 367
RenaissanceRe Holdings  1,238 189
Sempra Energy  2,756 360
Shoals Technologies Group, Class A (1) 3,496 102
Southern  4,273 273
Southwest Airlines (1) 3,449 174
T-Mobile U.S. (1) 2,710 390
Thermo Fisher Scientific  856 462
United Parcel Service, Class B  1,532 293
UnitedHealth Group  1,491 615

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Walt Disney (1) 1,604 282
Wells Fargo  11,491 528
Welltower, REIT  4,275 371
Westrock  4,529 223
Total United States (Cost
$11,911
)
14,881
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 219,578 220
Total Short-Term Investments (Cost $220) 220
SECURITIES LENDING COLLATERAL
1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 24,955 250
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 250
Total Securities Lending Collateral (Cost $250) 250
Total Investments in Securities 99.8%
(Cost $21,081) $ 25,577
Other Assets Less Liabilities 0.2% 57
Net Assets 100.0% $ 25,634

T. ROWE PRICE Global Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 1  ¤  ¤ $ 220
T. Rowe Price Short-Term Fund,
0.07% 94  ¤  ¤ 250
Total $ 470^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $470.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments
9
T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1231-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,782 $ 8,994 $ — $ 24,776
Preferred Stocks — 331 — 331
Short-Term Investments 220 — — 220
Securities Lending Collateral 250 — — 250
Total $ 16,252 $ 9,325 $ — $ 25,577